Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 6,024	$ 7,068
Investments	915	0
Receivables	216	263
Prepaid expenses	23	119
Total Current assets	7,178	7,450
Property, plant and equipment	97	112
Mineral property interests	0	532
Long-term investment	242	151
Reclamation deposits and other	12	12
Total assets	7,529	8,257
Current liabilities
Accounts payable and accrued liabilities	117	192
Total current liabilities	117	192
Other deferred liabilities	51	55
Loan payable to Oyu Tolgoi LLC	8,270	7,841
Deferred revenue	23,843	24,658
Total liabilities	32,281	32,746
Stockholders' deficiency
Common stock, no par value, unlimited number authorized, 174,478,962 (December 31, 2017 – 173,573,572) issued and outstanding	140,238	139,689
Additional paid-in capital	21,812	22,175
Accumulated other comprehensive income	6,026	5,230
Accumulated deficit	(192,828)	(191,583)
Total stockholders' deficiency	(24,752)	(24,489)
Total liabilities and stockholders' deficiency	$ 7,529	$ 8,257